Interest Rate Swaps	6 Months Ended
Jun. 30, 2015
Interest Rate Swaps [Abstract]
Interest Rate Swaps
10. Interest Rate Swaps

The Company enters into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate loan and credit facilities. These interest rate swap transactions fix the interest rates as described below.

As of December 31, 2014 and June 30, 2015, the Company's outstanding interest rate swaps had a combined notional amount of $56,208,156 and $49,823,843, respectively. Details of the interest rate swap agreements, as of December 31, 2014 and June 30, 2015, are outlined below:

Interest rate swaps - Not qualified for hedge accounting:

Counterparty	Effective date	Termination date	Notional amount As of December 31, 2014	Notional amount As of June 30, 2015	Fixed rate	Floating rate
Unicredit Bank AG (1)	August 27, 2010	August 27, 2015	$25,500,000	$20,400,000	2.465%	3-month LIBOR
HSBC Bank Plc (2)	April 10, 2012	April 10, 2017	$4,560,000	$4,320,000	1.485%	3-month LIBOR
HSH Nordbank AG (3)	May 8, 2012	May 5, 2017	$9,562,500	$9,187,500	1.220%	3-month LIBOR
Nordea Bank Finland Plc (4)	May 4, 2012	March 31, 2017	$5,918,791	$5,677,208	1.140%	3-month LIBOR
Nordea Bank Finland Plc (5)	June 18, 2012	May 4, 2017	$5,885,615	$5,645,385	1.010%	3-month LIBOR
HSH Nordbank AG (6)	August 6, 2012	May 5, 2017	$4,781,250	$4,593,750	0.980%	3-month LIBOR
TOTAL			$56,208,156	$49,823,843

(1) The notional amount reduces by $2,550,000 on a quarterly basis up until the expiration of the interest rate swap.
(2) The notional amount reduces by $120,000 on a quarterly basis up until the expiration of the interest rate swap.
(3) The notional amount reduces by $187,500 on a quarterly basis up until the expiration of the interest rate swap.
(4) The notional amount reduces by $120,792 on a quarterly basis up until the expiration of the interest rate swap.
(5) The notional amount reduces by $120,115 on a quarterly basis up until the expiration of the interest rate swap.
(6) The notional amount reduces by $93,750 on a quarterly basis up until the expiration of the interest rate swap.

As of December 31, 2014 and June 30, 2015, the Company had no interest rate swaps qualified for hedge accounting.

Following the extinguishment of the loan facilities with HSH Nordbank AG and HSBC Bank Plc as discussed in Note 9, in July 2015, the Company also proceeded with the cancellation of the respective swap agreements. The cancellation of these swap agreements resulted in an aggregate loss of $155,300, which will be recorded in the third quarter of 2015.